Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of weighted-average fair value of options granted under all equity incentive plans

	2024	2023
Expected term	6.25 years	6.25 years
Expected volatility	101.79%	78.36%
Risk-free interest rate	4.17%	3.60%
Expected dividend yield	0%	0%

Schedule of stock-based compensation expense

	2024	2023
Research and development expense	$1,271,655	$909,981
General and administrative expense	3,425,891	2,614,495
Total stock-based compensation expense	$4,697,546	$3,524,476

2013 Equity Incentive Plan
Summary of the Company's stock option activity

			WEIGHTED-	AGGREGATE
		WEIGHTED-	AVERAGE	INTRINSIC
		AVERAGE	REMAINING	VALUE
	OUTSTANDING	EXERCISE	CONTRACTUAL	(IN
	OPTIONS	PRICE	TERM (YEARS)	THOUSANDS)
Outstanding as of December 31, 2023	8,273,800	$5.29	6.3
Options granted	5,756,875	1.85
Options exercised	(3,250)	1.66
Options forfeited	(1,722,543)	6.58
Outstanding as of December 31, 2024	12,304,882	3.50	7.4	$—
Vested or expected to vest as of December 31, 2024	6,561,952	5.06	6.0	—
Exercisable as of December 31, 2024	6,024,978	5.33	5.7	—

Summary of RSU activity

The following is a summary of RSU activity for the 2013 Plan for the year ended December 31, 2024:

		Weighted-Average
	Number of Shares	Grant Date
	Underlying RSUs	Fair Value
Unvested at December 31, 2023	117,157	$3.81
Forfeited	(58,581)	3.81
Vested	(10,443)	3.81
Unvested at December 31, 2024	48,133	3.81

Inducement Plan
Summary of the Company's stock option activity

			WEIGHTED-	AGGREGATE
		WEIGHTED-	AVERAGE	INTRINSIC
		AVERAGE	REMAINING	VALUE
	OUTSTANDING	EXERCISE	CONTRACTUAL	(IN
	OPTIONS	PRICE	TERM (YEARS)	THOUSANDS)
Outstanding as of December 31, 2023	2,590,400	$1.97	8.0
Options granted	130,000	3.20
Options forfeited	(29,600)	3.85
Outstanding as of December 31, 2024	2,690,800	2.01	7.1	$—
Vested or expected to vest as of December 31, 2024	1,610,833	1.96	6.9	—
Exercisable as of December 31, 2024	1,452,908	1.95	7.0	—